Ownership, Nature of Business - Estimated fair values of financial instruments (Details) - USD ($) $ in Thousands, shares in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 12, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Restricted cash	$ 4,145	$ 4,175
Level 1 | Carrying Amount
Financial assets:
Cash and cash equivalents	70,927	53,208
Restricted cash	4,145	4,175
Level 1 | Fair Value
Financial assets:
Cash and cash equivalents	70,927	53,208
Restricted cash	4,145	4,175
Level 3 | Carrying Amount
Financial assets:
Finance receivables	72,123	84,364
Level 3 | Fair Value
Financial assets:
Finance receivables	$ 72,123	84,364
Subsidiary notes payable | Level 3 | Carrying Amount
Financial liabilities:
Notes payable		71,838
Subsidiary notes payable | Level 3 | Fair Value
Financial liabilities:
Notes payable		71,838
Senior Note Payable | Level 2 | Carrying Amount
Financial liabilities:
Notes payable		42,000
Senior Note Payable | Level 2 | Fair Value
Financial liabilities:
Notes payable		42,000
10.750% senior PIK notes due 2023 | Level 1 | Carrying Amount
Financial liabilities:
Notes payable		60,796
10.750% senior PIK notes due 2023 | Level 1 | Fair Value
Financial liabilities:
Notes payable		$ 60,796
10.750% senior PIK notes due 2023 | Senior secured notes payable
Estimated fair values of financial instruments
Interest rate (as a percent)		10.75%
Predecessor
Financial assets:
Restricted cash				$ 4,420	$ 4,585	$ 3,015	$ 3,460
Treasury stock.
Shares held in treasury stock					1
Predecessor | Level 1 | Carrying Amount
Financial assets:
Cash and cash equivalents					$ 66,627
Restricted cash					4,585
Predecessor | Level 1 | Fair Value
Financial assets:
Cash and cash equivalents					66,627
Restricted cash					4,585
Predecessor | Level 2 | Carrying Amount
Financial liabilities:
Lines of Credit					47,000
Predecessor | Level 2 | Fair Value
Financial liabilities:
Lines of Credit					47,000
Predecessor | Level 3 | Carrying Amount
Financial assets:
Finance receivables					94,339
Predecessor | Level 3 | Fair Value
Financial assets:
Finance receivables					94,339
Predecessor | Subsidiary notes payable | Level 2 | Carrying Amount
Financial liabilities:
Notes payable					61,958
Predecessor | Subsidiary notes payable | Level 2 | Fair Value
Financial liabilities:
Notes payable					$ 61,958
Predecessor | 10.75% Senior Secured Notes due 2019 | Senior secured notes payable
Estimated fair values of financial instruments
Interest rate (as a percent)			10.75%		10.75%
Predecessor | 10.75% Senior Secured Notes due 2019 | Senior secured notes payable | Level 1 | Carrying Amount
Financial liabilities:
Notes payable					$ 237,290
Predecessor | 10.75% Senior Secured Notes due 2019 | Senior secured notes payable | Level 1 | Fair Value
Financial liabilities:
Notes payable					$ 212,636
Predecessor | 12.75% Senior Secured Notes due 2020
Estimated fair values of financial instruments
Interest rate (as a percent)		12.75%
Predecessor | 12.75% Senior Secured Notes due 2020 | Senior secured notes payable
Estimated fair values of financial instruments
Interest rate (as a percent)			12.75%		12.75%
Predecessor | 12.75% Senior Secured Notes due 2020 | Senior secured notes payable | Level 2 | Carrying Amount
Financial liabilities:
Notes payable					$ 12,500
Predecessor | 12.75% Senior Secured Notes due 2020 | Senior secured notes payable | Level 2 | Fair Value
Financial liabilities:
Notes payable					$ 10,841